shark13f123108                             shark13f123108
13F-HR
12/31/08
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  February 12, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    248,348

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----
ALCOA INC	             COMMON STOCK   013817101  9013    800488     SH       SOLE	       0     9013    0    0
ALCOA INC	             PUT            013817951  4504    400000     PUT      SOLE	       0     0       0    0
ARCTIC CAT INC		     COMMON STOCK   039670104  241     50413      SH       SOLE	       0     241     0    0
AT&T INC		     COMMON STOCK   00206R102  1796    63000      SH       SOLE	       0     1796    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  2098    164273     SH	   SOLE	       0     2098    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  8344    278043     SH	   SOLE	       0     8344    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429959  8358    278500     PUT	   SOLE	       0     0       0    0
CISCO SYS INC	             COMMON STOCK   17275R102  1777    109000     SH	   SOLE	       0     1777    0    0
CAPITALSOURCE INC	     COMMON STOCK   14055X952  84      18200      PUT      SOLE	       0     0	     0	  0
CBRL GROUP INC	             COMMON STOCK   12489V106  2414    117236 	  SH       SOLE	       0     2414    0    0
DILLARDS INC	             CLASS A 	    254067101  412     103831     SH	   SOLE	       0     412     0    0
EBAY INC         	     COMMON STOCK   278642103  1819    130322 	  SH       SOLE	       0     1819    0	  0
EXXON MOBIL CORP       	     COMMON STOCK   30231G102  1836    23000 	  SH       SOLE	       0     1836    0	  0
FAIR ISAAC CORP              COMMON STOCK   303250104  2530    150033 	  SH	   SOLE	       0     2530    0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  6020    104537 	  SH	   SOLE	       0     6020    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W105  7794    209122     SH	   SOLE	       0     7794    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W955  7707    206800     PUT	   SOLE	       0     0       0    0
HOME DEPOT INC	             COMMON STOCK   437076952  6247    271376     SH	   SOLE	       0     6247    0    0
HOME DEPOT INC               PUT            437076102  5946    258300     PUT      SOLE        0     0       0    0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  1852    22000      SH	   SOLE	       0     1852    0    0
IRON MTN INC                 PUT            462846956  1387    56100      SH	   SOLE	       0     1387    0    0
ISHARES TR                   DJ US FINL SEC 464287788  18050   398900     SH	   SOLE	       0     18050   0    0
ISHARES TR                   RUSSELL 2000   464287655  17234   350000     SH	   SOLE	       0     17234   0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  1525    116132     SH       SOLE	       0     1525    0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  12879   215264     SH	   SOLE	       0     12879   0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160954  9800    163800     PUT	   SOLE	       0     0       0    0
KENNAMETAL INC		     COMMON STOCK   489170100  2811    126663 	  SH	   SOLE	       0     2811    0    0
MEMC ELECTR MATLS INC        COMMON STOCK   552715104  1428    100000     SH       SOLE        0     1428    0    0
MERCADOLIBRE INC	     COMMON STOCK   58733R102  860      52430 	  SH	   SOLE	       0     860     0    0
MGE ENERGY INC		     COMMON STOCK   55277P104  4028    122066 	  SH	   SOLE	       0     4028    0    0
MICROSOFT CORP      	     COMMON STOCK   594918104  1808     93000     SH	   SOLE	       0     1808    0    0
ORACLE CORP	             COMMON STOCK   68389X105  5039    284219     SH	   SOLE	       0     5039    0    0
PALL CORP	             COMMON STOCK   696429307  1942    68308 	  SH       SOLE	       0     1942    0    0
PENN WEST ENERGY TR          TR UNIT        707885109  1905    171316     SH       SOLE        0     1905    0    0
PEPSICO INC		     COMMON STOCK   713448108  5806    106012	  SH	   SOLE	       0     5806    0    0
PEROT SYS CORP		     CL A           714265105  2888    211232 	  SH	   SOLE	       0     2888    0    0
PFIZER INC		     COMMON STOCK   717081103  11080   625610     SH	   SOLE	       0     11080   0    0
PFIZER INC                   COMMON STOCK   717081953  10915   616300     PUT      SOLE        0     0       0    0
PROCTER & GAMBLE CO          COMMON STOCK   742718109  1793     29000     SH	   SOLE	       0     1793    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K100  1892    126622     SH	   SOLE	       0     1892    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K950  1859    124400     PUT	   SOLE	       0     0       0    0
SPDR GOLD TRUST	             GOLD SHS       81211K950  6979    80661      SH	   SOLE	       0     6979    0    0
SRA INTL INC	      	     CLASS A 	    78464R105  2070    120000 	  SH       SOLE	       0     2070    0    0
STAPLES INC		     COMMON STOCK   855030102  2693    150279     SH	   SOLE	       0     2693    0    0
STARENT NETWORKS CORP	     COMMON STOCK   85528P108  3329    279083     SH 	   SOLE	       0     3329    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  4064    300628     SH	   SOLE	       0     4064    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1716    381971 	  SH       SOLE	       0     1716    0    0
TESORO CORP                  COMMON STOCK   88157K101  3322    252258     SH       SOLE        0     3322    0    0
UNION PAC CORP               COMMON STOCK   88157K101  19120   400000     PUT      SOLE        0     0       0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  4559    134486     SH	   SOLE	       0     4559    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V954  980     28900      PUT	   SOLE	       0     0       0    0
WAL MART STORES INC	     COMMON STOCK   931142103  1794    32000      SH	   SOLE	       0     1794    0    0
S REPORT SUMMARY             52 DATA RECORDS          248348    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/08
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             53
               Total Records   			52
               Total Omitted                    1
Report Market Value x($1000)                	248348
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value

984332106	WASHINGTON REAL ESTATE INVT      200		6